ITEM 1. SCHEDULE OF INVESTMENTS

T. Rowe Price Summit Cash Reserves Fund
Unaudited		July 31, 2006
PORTFOLIO OF INVESTMENTS (1)	$ Par	Value
(Amounts in 000s)

ASSET-BACKED SECURITIES 0.8%
Americredit Automobile Receivable Trust
Series 2006-AF, Class A1, 5.505%, 8/6/07	$ 10,000	10,000
Drive Auto Receivables Trust, Series 2006-1, Class A1
5.341%, 6/15/07	6,617	6,617
GS Auto Loan Trust, Series 2006-1, Class A
5.514%, 8/15/07	13,500	13,500
Permanent Financing, Series 9A, Class 1A
144A, VR, 5.315%, 3/10/07	6,500	6,500
Total Asset Backed Securities (Cost $36,617)		36,617
BANK NOTES 0.6%
American Express Centurion Bank, VR, 5.46%, 7/19/07	12,000	12,013
National City Bank, VR, 5.46%, 10/4/06	4,000	4,000
Southtrust Bank, VR, 5.379%, 9/14/06	2,300	2,301
Westpac Banking, 144A, VR, 5.27%, 5/25/07	12,000	12,008
Total Bank Notes (Cost $ 30,322)		30,322
CERTIFICATES OF DEPOSIT - DOMESTIC * 8.0%
Bank of America, 5.39%, 8/28/06	19,500	19,500
Bank of New York, 5.00%, 2/13/07	33,000	33,000
Branch Banking & Trust, 5.26%, 8/8/06	48,000	48,000
Countrywide Bank, VR, 5.399%, 3/16/07	12,000	12,000
Credit Suisse, VR, 5.345%, 7/19/07	20,000	20,000
Dexia Credit, 5.305%, 8/8/06	32,000	32,000
Manufacturers and Traders Trust
VR, 5.354%, 9/26/06	9,000	9,000
VR, 5.38%, 3/30/07	11,000	11,000
Mercantile Safe Deposit & Trust
5.45%, 6/14/07	15,000	15,000
VR, 5.354%, 10/23/06	6,000	6,000
PNC Bank, VR, 5.36%, 5/23/07	7,000	6,999
State Street Bank & Trust, VR, 5.47%, 1/16/07	13,000	13,000
Wells Fargo Bank
5.005%, 2/13/07	12,000	12,000
5.27%, 8/4/06	57,000	57,000
5.28%, 8/10/06	13,000	13,000
Wilmington Trust, 5.26%, 11/9/06	34,000	33,974
World Savings Bank, 5.26%, 8/1/06	36,000	36,000
Total Certificates of Deposit-Domestic * (Cost $377,473)		377,473
CERTIFICATES OF DEPOSIT - EURODOLLAR ^ 7.9%
ABN AMRO Bank, 5.53%, 12/27/06	23,000	22,999
Banco Bilbao Vizcaya, 5.26%, 8/1/06	39,000	39,000
Barclays Bank, 5.285%, 8/7/06	22,000	22,000
Credit Agricole, 4.025%, 9/11/06	36,000	36,000
Deutsche Bank, 5.53%, 12/27/06	15,000	14,998
HBOS Treasury Services, 5.32%, 8/8/06	28,000	28,000
HSBC Bank USA, 5.58%, 1/11/07	15,000	15,001
KBC Bank
5.35%, 8/10/06	3,000	3,000
5.355%, 8/10/06	3,000	3,000
5.70%, 3/29/07	30,000	30,018
Lloyds Bank, 5.26%, 8/1/06	67,000	67,000
Northern Rock, 5.31%, 8/8/06	15,000	15,000
Royal Bank of Scotland, 5.26%, 8/1/06	53,000	53,000
Societe Generale
4.80%, 12/5/06	12,000	12,000
5.00%, 2/12/07	12,000	12,000
Total Certificates of Deposit-Eurodollar ^ (Cost $373,016)		373,016
CERTIFICATES OF DEPOSIT - YANKEE ++ 10.6%
Abbey National Treasury Services, 5.32%, 8/11/06	13,500	13,500
ABN AMRO Bank, 5.00%, 2/7/07	11,000	11,000
Banco Bilbao Vizcaya, 5.28%, 8/7/06	9,000	9,000
Barclays Bank, 5.53%, 12/14/06	30,000	30,000
BNP Paribas
5.28%, 8/9/06	38,000	38,000
144A, VR, 5.144%, 6/19/07	30,000	30,000
Canadian Imperial Bank of Commerce
5.26%, 8/8/06	13,000	13,000
VR, 5.55%, 4/24/07	20,000	20,011
Credit Suisse First Boston, VR, 5.39%, 3/28/07	6,000	6,001
Deutsche Bank, 4.22%, 8/15/06	33,000	33,002
Fortis Bank New York
5.26%, 8/4/06	14,000	14,000
5.29%, 8/7/06	34,000	34,000
HBOS Treasury Services, 5.45%, 6/14/07	23,000	23,000
Natexis Banques Populaires, VR, 5.30%, 8/17/06	10,000	10,000
Rabobank Nederland, 5.01%, 2/14/07	24,000	24,000
Royal Bank of Canada, 5.60%, 8/10/07	40,000	40,000
Royal Bank of Scotland
4.79%, 1/3/07	1,500	1,499
5.005%, 2/13/07	10,000	10,000
Societe Generale, 5.26%, 9/13/06	18,000	18,000
Svenska Handelsbanken, 5.03%, 2/21/07	12,000	12,000
Toronto-Dominion Bank
4.01%, 8/1/06	11,000	11,000
5.425%, 6/8/07	32,000	32,001
UBS
5.305%, 8/8/06	35,000	35,000
5.32%, 8/11/06	32,000	32,000
Total Certificates of Deposit-Yankee ++ (Cost $500,014)		500,014
COMMERCIAL PAPER 19.2%
Bank of America, 5.28%, 8/8/06	14,000	13,986
Bear Stearns Companies, 5.30%, 8/14/06	8,000	7,985
Boston Edison
5.25%, 8/7/06	9,000	8,992
5.30%, 8/8/06	5,000	4,995
Capital One Multi-Asset Executive Trust
5.30%, 8/7/06	11,400	11,390
5.32%, 8/15/06	4,600	4,591
5.37%, 8/24/06	13,300	13,254
Citigroup Funding
5.17%, 8/11/06	44,000	43,937
5.35%, 8/21/06	24,000	23,928
DaimlerChrysler Revolving Auto
5.27%, 8/1/06	24,400	24,400
5.32%, 8/17/06	15,165	15,129
5.34%, 8/18/06	2,500	2,494
Dexia Delaware
5.23%, 8/8/06	2,100	2,098
5.25%, 8/1/06	7,400	7,400
5.28%, 8/7/06	10,000	9,991
5.28%, 8/8/06	23,000	22,976
FCAR Owner Trust, 5.30%, 8/16/06	34,000	33,925
FCAR Owner Trust II
5.29%, 8/8/06	29,152	29,122
5.29%, 8/9/06	6,180	6,173
5.29%, 8/10/06	11,700	11,684
HBOS Treasury Services, 5.25%, 8/8/06	1,100	1,099
HSBC Finance, 5.33%, 8/18/06	21,000	20,947
ING Funding (U.S.), 5.29%, 8/8/06	23,700	23,676
International Lease Finance, 5.28%, 8/4/06	15,000	14,993
Lloyds Bank, 5.26%, 8/9/06	68,000	67,921
National City Credit
5.25%, 8/7/06	10,000	9,991
5.26%, 8/7/06	20,000	19,983
New York State Power Auth., 5.27%, 8/4/06	2,000	1,999
Nordea North America, 5.27%, 8/10/06	27,000	26,964
Oesterreichische Kontrollbank
5.25%, 8/3/06	40,025	40,013
5.28%, 8/11/06	20,000	19,971
Paccar Financial
5.25%, 8/4/06	26,000	25,989
5.25%, 8/7/06	10,000	9,991
PNC Bank, 5.25%, 8/8/06	24,000	23,975
Prudential Funding, 5.25%, 8/7/06	13,500	13,488
Rabobank USA Financial
5.25%, 8/2/06	50,000	49,993
5.25%, 8/8/06	7,000	6,993
San Paolo Financial, 5.29%, 8/2/06	35,000	34,995
Skandinaviska Enskinlda Banken
144A, VR, 5.33%, 7/19/07	33,750	33,746
State of Mississippi, 5.20%, 8/1/06	3,200	3,200
Swedbank
5.25%, 8/2/06	16,000	15,998
5.25%, 8/3/06	1,100	1,100
5.25%, 8/4/06	2,100	2,099
5.25%, 8/8/06	2,300	2,297
Toyota Credit Puerto Rico, 5.25%, 8/7/06	72,000	71,937
Westpac Banking, 144A, 5.185%, 9/7/06	23,661	23,535
Whistlejacket Capital, 144A, 5.29%, 8/1/06	14,000	14,000
Yale University
5.28%, 8/3/06	9,000	8,997
5.28%, 8/7/06	13,000	12,989
Total Commercial Paper (Cost $901,329)		901,329
COMMERCIAL PAPER - 4(2) 37.9%
Air Products Chemicals
5.25%, 8/8/06	18,000	17,981
5.27%, 8/9/06	2,000	1,998
Alliance & Leicester, 5.19%, 9/12/06	25,000	24,849
Allied Irish Bank
5.25%, 8/3/06	18,950	18,945
5.27%, 8/8/06	26,000	25,973
Alpine Securitization
5.25%, 8/4/06	30,300	30,287
5.25%, 8/8/06	13,000	12,986
5.26%, 8/9/06	25,000	24,971
Atlantic Asset Securitization
5.26%, 8/4/06	18,000	17,992
5.27%, 8/2/06	20,000	19,997
5.28%, 8/10/06	4,000	3,995
Bank of Ireland, 5.26%, 8/7/06	20,000	19,982
BASF, 5.25%, 8/8/06	33,750	33,716
BMW US Capital, 5.25%, 8/3/06	27,000	26,992
Cafco
5.09%, 8/1/06	16,000	16,000
5.26%, 8/10/06	4,000	3,995
5.33%, 8/18/06	48,800	48,677
Cargill, 5.25%, 8/4/06	10,000	9,996
Ciesco
5.25%, 8/2/06	12,000	11,998
5.26%, 8/15/06	42,000	41,914
Citibank Credit Card Issuance, 5.28%, 8/4/06	28,500	28,487
Consolidated Edison, 5.32%, 8/1/06	13,500	13,500
CRC Funding
5.25%, 8/4/06	12,000	11,995
5.28%, 8/10/06	44,000	43,942
5.34%, 8/16/06	16,500	16,463
DEPFA Bank, 5.27%, 8/7/06	17,000	16,985
Fairway Finance
5.28%, 8/10/06	33,000	32,956
5.31%, 8/15/06	20,422	20,380
Falcon Asset Securitization
5.28%, 8/8/06	46,000	45,953
5.30%, 8/7/06	4,000	3,996
5.31%, 8/16/06	16,923	16,886
Gannett
5.25%, 8/8/06	10,000	9,990
5.25%, 8/9/06	8,599	8,589
Grampian Funding
5.31%, 8/11/06	24,000	23,965
5.32%, 8/11/06	50,000	49,926
5.32%, 8/22/06	5,000	4,984
5.35%, 8/17/06	3,700	3,691
IXIS Commercial Paper
144A, 5.30%, 8/11/06	1,600	1,598
144A, 5.31%, 8/1/06	3,332	3,332
Kimberly Clark, 5.25%, 8/7/06	1,900	1,898
Kitty Hawk Funding, 5.30%, 8/15/06	56,000	55,885
MBNA Master Credit Card Trust II
5.26%, 8/2/06	4,135	4,135
5.27%, 8/2/06	5,500	5,499
5.31%, 8/10/06	5,000	4,993
5.31%, 8/16/06	24,000	23,947
5.32%, 8/9/06	20,000	19,976
5.37%, 9/20/06	21,000	20,844
National Australia Delaware, 5.25%, 8/8/06	40,000	39,959
Nationwide Building Society, 144A, 5.27%, 8/4/06	27,000	26,988
Nestle Capital
5.25%, 8/2/06	3,025	3,025
5.25%, 8/11/06	27,200	27,160
New York Life Capital, 5.25%, 8/9/06	25,000	24,971
Northern Rock
144A, 5.26%, 8/7/06	12,000	11,989
144A, 5.28%, 8/11/06	7,000	6,990
Old Line Funding
5.25%, 8/1/06	2,000	2,000
5.25%, 8/2/06	19,023	19,020
5.25%, 8/7/06	37,098	37,066
5.25%, 8/8/06	11,949	11,937
5.28%, 8/7/06	8,000	7,993
5.33%, 8/15/06	1,939	1,935
5.38%, 8/23/06	1,079	1,075
Park Avenue Receivables
5.27%, 8/1/06	14,000	14,000
5.27%, 8/3/06	15,000	14,996
5.27%, 8/9/06	20,000	19,976
5.28%, 8/9/06	7,000	6,992
5.34%, 8/21/06	600	598
Preferred Receivables Funding
5.27%, 8/7/06	25,163	25,141
5.33%, 8/18/06	22,000	21,944
Prudential Financial, 144A, 5.27%, 8/2/06	20,000	19,997
Ranger Funding
5.28%, 8/7/06	15,900	15,886
5.30%, 8/11/06	53,000	52,922
Sanofi Aventis, 144A, 5.095%, 8/9/06	34,000	33,961
Sheffield Receivables
5.25%, 8/7/06	5,000	4,996
5.27%, 8/3/06	4,000	3,999
5.27%, 8/4/06	14,100	14,094
5.28%, 8/7/06	9,000	8,992
5.30%, 8/9/06	6,000	5,993
5.30%, 8/10/06	36,500	36,451
5.31%, 8/10/06	7,000	6,991
Sigma Finance, 5.17%, 12/6/06	20,000	19,635
Solitaire Funding
144A, 5.28%, 8/3/06	9,000	8,998
144A, 5.32%, 8/17/06	71,800	71,630
Southern Company, 5.25%, 8/4/06	18,000	17,992
Total Fina Elf Capital, 5.25%, 8/8/06	47,000	46,952
Tulip Funding, 5.31%, 8/18/06	26,325	26,259
United Technologies Corporation, 5.29%, 8/10/06	20,000	19,974
Variable Funding Capital
5.26%, 8/2/06	16,000	15,998
5.28%, 8/3/06	30,000	29,991
5.29%, 8/2/06	18,500	18,497
Yorktown Capital
5.25%, 8/3/06	19,021	19,015
5.27%, 8/3/06	5,887	5,885
5.27%, 8/8/06	2,661	2,658
5.28%, 8/3/06	641	641
5.30%, 8/15/06	21,000	20,957
5.32%, 8/17/06	17,070	17,030
5.33%, 8/18/06	3,350	3,342
Total Commercial Paper-4(2) (Cost $1,783,530)		1,783,530
FUNDING AGREEMENTS 1.1%
Genworth Life Insurance, VR, 5.60%, 1/12/07 ‡	20,000	20,000
ING Annuity & Life Insurance
5.42%, 8/18/06 ‡	10,000	10,000
5.45%, 8/31/06 ‡	15,000	15,000
Transamerica Occidential Life Insurance
VR, 5.50%, 9/4/07 ‡	5,000	5,000
Total Funding Agreements (Cost $50,000)		50,000
MEDIUM-TERM NOTES 12.5%
Abbey National Treasury Services, VR, 5.51%, 6/29/07	8,000	8,003
Allstate Life Global Funding, 144A, VR, 5.375%, 11/9/06	6,750	6,751
American Express Credit Corporation, VR, 5.356%, 6/12/07	24,000	24,006
American Honda Financing
VR, 5.229%, 11/22/06	2,400	2,400
VR, 5.39%, 3/8/07	10,800	10,809
VR, 5.45%, 12/12/06	1,000	1,000
Banco Santander Totta, 144A, VR, 5.369%, 8/16/07	29,000	29,000
Bank of Ireland, VR, 5.35%, 8/14/07	27,000	27,000
Bear Stearns Companies, VR, 5.409%, 8/15/07	12,000	12,001
Calyon (New York), VR, 5.13%, 8/10/07	31,000	30,995
Caterpillar Financal Services, VR, 5.50%, 7/27/07	21,000	21,004
Eli Lilly Services, VR, 5.316%, 9/4/07	11,000	11,000
GE Capital
VR, 5.469%, 8/17/07	10,000	10,000
VR, 5.47%, 7/9/07	10,000	10,000
Goldman Sachs, VR, 5.396%, 9/4/07	30,000	30,000
HBOS Treasury Services, 144A, VR, 5.315%, 9/7/07	6,000	6,000
HSBC Finance
VR, 5.26%, 2/28/07	12,000	12,004
VR, 5.271%, 6/1/07	7,000	7,001
Intesa Bank Ireland, VR, 5.385%, 8/24/07	27,000	27,000
Irish Life and Permanent, 144A, VR, 5.40%, 8/22/07	29,000	29,000
JPMorgan Chase, VR, 5.316%, 9/4/07	20,000	20,000
K2 (USA)
5.345%, 7/25/07	13,000	12,999
VR, 5.345%, 5/25/07	12,000	11,999
144A, VR, 5.00%, 2/6/07	10,000	10,000
144A, VR, 5.329%, 6/15/07	14,500	14,499
144A, VR, 5.345%, 3/26/07	4,000	3,999
Lehman Brothers Holdings, VR, 5.197%, 6/26/07	27,000	27,000
Links Finance, VR, 5.338%, 5/21/07	24,000	23,998
Merrill Lynch
VR, 5.238%, 8/24/07	8,000	8,004
VR, 5.345%, 2/27/07	3,637	3,640
VR, 5.359%, 6/15/07	4,800	4,802
VR, 5.368%, 7/24/07	14,000	14,000
VR, 5.409%, 6/15/07	1,200	1,201
VR, 5.521%, 3/19/07	3,900	3,903
VR, 5.59%, 4/26/07	2,980	2,982
VR, 5.596%, 9/18/06	2,875	2,876
VR, 5.615%, 1/26/07	4,000	4,002
Morgan Stanley
VR, 5.295%, 2/15/07	14,000	14,008
VR, 5.615%, 7/27/07	20,500	20,526
Nationwide Building Society, 144A, VR, 5.367%, 7/6/07	20,000	20,000
PNC Funding, 5.75%, 8/1/06	3,000	3,000
Sigma Finance, VR, 5.369%, 4/20/07	6,000	6,001
SLM, 144A, VR, 5.356%, 8/10/07	32,000	32,000
Whistlejacket Capital, 144A, VR, 5.309%, 4/11/07	7,000	7,000
Total Medium-Term Notes (Cost $587,413)		587,413
MUNICIPAL SECURITIES 3.1%
Colorado Housing Fin. Auth.
Multi Family
VRDN (Currently 5.38%)	9,940	9,940
VRDN (Currently 5.38%)	10,610	10,610
VRDN (Currently 5.38%)	9,470	9,470
Single Family
VRDN (Currently 5.38%)	8,990	8,990
VRDN (Currently 5.38%)	14,205	14,205
VRDN (Currently 5.38%)	5,500	5,500
Florida Hurricane Catastrophe, TECP, VR, 5.377%, 8/15/07	34,000	34,000
Michigan, GO, Depfa Bank, TECP, 5.27%, 10/11/06	4,000	4,000
Texas, Veterans Housing
VRDN (Currently 5.30%)	13,280	13,280
VRDN (Currently 5.31%)	12,470	12,470
Texas PFA, Unemployment Obligation Trust
VRDN (Currently 5.31%)	12,000	12,000
Utah Board of Regents, VRDN (Currently 5.31%)
(AMBAC Insured)	10,000	10,000
Total Municipal Securities (Cost$144,465)		144,465
U.S. GOVERNMENT AGENCY OBLIGATIONS ± 0.4%
Federal Home Loan Mortgage, 4.05%, 8/15/06	19,000	19,000
Total U.S. Government Agency Obligations± (Cost $19,000)		19,000

Total Investments in Securities
102.1% of Net Assets (Cost $4,803,179)		$ 4,803,179

‡Restricted Securities

Amounts in (000s)

The fund may invest in securities that cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules. The total restricted securities (excluding 144A issues) at period-end amounts to $50,000 and represents 1.1% of net assets.

	Acquisition	Acquisition
Description	Date	Cost
Genworth Life Insurance, VR, 5.60%, 1/12/07	1/11/06	$20,000
ING Annuity & Life Insurance, 5.42%, 8/18/06	7/12/05	10,000
ING Annuity & Life Insurance, 5.45%, 8/31/06	7/25/05	15,000
Transamerica Occidential Life Insurance, VR, 5.50%, 9/4/07	11/1/05	5,000
Totals		$50,000

The fund has registration rights for certain restricted securities held as of July 31, 2006. Any costs related to such registration are borne by the issuer.

(1)	Denominated in U.S. dollars unless otherwise
noted
*	Domestic certificates of deposit are issued by
domestic branches of U.S. banks
^	Eurodollar certificates of deposit are issued by
foreign branches of U.S. or foreign banks
++	Yankee certificates of deposit are issued by
U.S. branches of foreign banks
±	The issuer operates under a congressional
charter; its securities are neither issued nor
guaranteed by the U.S. government.
144A	Security was purchased pursuant to Rule 144A
under the Securities Act of 1933 and may be
resold in transactions exempt from registration
only to qualified institutional buyers -- total
value of such securities at period-end amounts
to $463,521 and represents 9.9% of net assets
4(2)	Commercial paper exempt from registration
under Section 4(2) of the Securities Act of 1933
and may be resold in transactions exempt from
registration only to dealers in that program or
other "accredited investors" -- total value of
such securities at period-end amounts to
$1,783,530 and represents 37.9% of net
assets
AMBAC	AMBAC Assurance Corp.
GO	General Obligation
PFA	Public Finance Authority
TECP	Tax-Exempt Commercial Paper
VR	Variable Rate; rate shown is effective rate at
period-end
VRDN	Variable-Rate Demand Note; rate shown is
effective rate at period-end

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Summit Cash Reserves Fund
Unaudited	July 31, 2006
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Summit Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The Summit Cash Reserves Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks preservation of capital and liquidity and, consistent with these, the highest possible current income.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

Securities are valued at amortized cost. Assets and liabilities for which such valuation procedures are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Investment Transactions

Investment transactions are accounted for on the trade date.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Restricted Securities

The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, and their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

NOTE 3 - FEDERAL INCOME TAXES

At July 31, 2006, the cost of investments for federal income tax purposes was $4,803,179,000.

T. ROWE PRICE SUMMIT GNMA FUND
Unaudited		July 31, 2006
Portfolio of Investments †	$ Par/Shares	Value
(Amounts in $000s)

ASSET-BACKED SECURITIES 1.8%
Home Equity Loans-Backed 1.8%
BankBoston Home Equity Loan Trust
Series 1998-1, Class A6
6.35%, 2/25/13	109	109
Chase Funding Mortgage Loan
Series 2002-2, Class 1M1
5.599%, 9/25/31	175	173
Chase Funding Mortgage Loan
Series 2003-1, Class IA-6
4.458%, 3/25/14	529	508
New Century Home Equity Loan Trust
Series 2005-A, Class A6
4.954%, 8/25/35 (1)	430	414
New Century Home Equity Loan Trust
Series 2005-A, Class M2
5.344%, 8/25/35 (1)	135	130

Total Asset-Backed Securities (Cost $1,376)		1,334
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES 6.4%
Commercial Mortgage-Backed Securities 4.9%
Bear Stearns Commercial Mortgage Securities
Series 2002-TOP8, Class A2, CMO
4.83%, 8/15/38	500	478
Bear Stearns Commercial Mortgage Securities
Series 2005-PW12, Class A4, CMO
5.712%, 9/11/38	750	752
Citigroup/Deutsche Bank Commerical Mortgage
Series 2005-C1, Class AJ, CMO
5.226%, 7/15/44 (1)	200	192
DLJ Commercial Mortgage
Series 1999-CG2, Class A1B, CMO
7.30%, 6/10/32	450	468
GE Capital Commercial Mortgage
Series 2001-1, Class A2, CMO
6.531%, 5/15/33	550	570
JPMorgan Chase Commercial Mortgage Securities
Series 2001-CIBC, Class A3, CMO
6.26%, 3/15/33	400	409
LB-UBS Commercial Mortgage Trust
Series 2004-C2, Class A2, CMO
3.246%, 3/15/29	265	251
Morgan Stanley Dean Witter Capital
Series 2002-TOP7, Class A2, CMO
5.98%, 1/15/39	450	456
		3,576
Whole Loans-Backed 1.5%
Bank of America Mortgage Securities
Series 2003-L, Class 2A2, CMO
4.26%, 1/25/34 (1)	481	470
Bank of America Mortgage Securities
Series 2004-A, Class 2A2, CMO
4.12%, 2/25/34 (1)	218	213
Bank of America Mortgage Securities
Series 2004-I, Class 3A2, CMO
4.916%, 10/25/34 (1)	104	101
Bank of America Mortgage Securities
Series 2005-J, Class 2A1, CMO
5.10%, 11/25/35 (1)	316	311
		1,095

Total Non-U.S. Government Mortgage-Backed Securities (Cost $4,867)		4,671
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES 87.4%
U.S. Government Agency Obligations 6.5% (2)
Federal Home Loan Mortgage
4.50%, 4/1/34 - 4/1/35	498	458
6.50%, 7/1/14	262	266
7.00%, 11/1/30	28	29
Federal Home Loan Mortgage, ARM
5.06%, 11/1/35	119	117
5.428%, 1/1/36	61	60
Federal Home Loan Mortgage, CMO, 5.00%, 11/15/27	600	586
Federal Home Loan Mortgage, CMO, IO
4.50%, 6/15/11-4/15/18	950	84
Federal National Mortgage Assn.
5.00%, 8/1/35	498	472
5.50%, 4/1/34	1,261	1,230
6.00%, 8/1/34	374	373
Federal National Mortgage Assn., ARM
4.652%, 9/1/35	255	246
4.796%, 11/1/35	172	172
4.826%, 6/1/35	133	131
5.324%, 12/1/35	101	100
5.365%, 12/1/35	123	123
5.524%, 12/1/35	186	183
5.681%, 1/1/36	116	116
5.697%, 12/1/35	62	61
Federal National Mortgage Assn., IO, 8.50%, 4/25/22	24	5
		4,812
U.S. Government Obligations 80.9%
Government National Mortgage Assn.
4.00%, 9/15/18	954	895
4.50%, 9/15/35	446	414
5.00%, 12/15/17 - 4/20/36	14,492	13,889
5.50%, 10/15/17 - 6/20/36	15,314	15,018
6.00%, 12/15/08 - 2/15/36	14,538	14,572
6.50%, 12/15/14 - 7/20/35	6,470	6,611
7.00%, 3/15/13 - 4/15/32	2,470	2,554
7.50%, 9/15/12 - 3/15/32	817	850
8.00%, 4/15/17 - 2/15/30	152	160
8.50%, 4/15/17 - 3/15/27	219	233
9.00%, 4/15/18 - 3/20/25	30	32
9.50%, 7/15/09 - 12/20/20	50	53
10.00%, 8/15/13 - 3/15/26	132	143
10.50%, 1/15/16 - 10/15/19	63	69
11.00%, 12/15/09 - 9/20/17	11	13
Government National Mortgage Assn., CMO
5.00%, 8/16/28	30	30
5.50%, 10/20/30 - 2/20/32 (3)	2,855	2,804
Government National Mortgage Assn., CMO
Principal Only, 3/16/28	33	27
Government National Mortgage Assn., TBA, 6.50%, 1/1/34	1,030	1,048
		59,415

Total U.S. Government & Agency Mortgage-Backed Securities (Cost $65,630)		64,227
U.S. GOVERNMENT AGENCY OBLIGATIONS
(EXCLUDING MORTGAGE-BACKED) 3.3%
U.S. Government Agency Obligations 0.5% (2)
Federal National Mortgage Assn., 5.375%, 7/15/16	350	350
		350
U.S. Treasury Obligations 2.8%
U.S. Treasury Notes, 4.25%, 11/15/13	2,150	2,059
		2,059

Total U.S. Government Agency Obligations (Excluding Mortgage-Backed)
(Cost $2,399)		2,409
SHORT-TERM INVESTMENTS 1.9%
Money Market Funds 1.9%
T. Rowe Price Reserve Investment Fund, 5.32% (4)(5)	1,414	1,414
Total Short-Term Investments (Cost $1,414)		1,414
Total Investments in Securities
100.8% of Net Assets (Cost $75,686)		$74,055

Open Futures Contracts at July 31, 2006 were as follows:

($ 000s)

		Contract	Unrealized
	Expiration	Value	Gain (Loss)
Long, 13 U.S. Treasury two year contracts,
$60 par of 5.50% Government National
Mortgage Assn. pledged as initial margin	9/06	$2,647	$12
Long, 13 U.S. Treasury ten year contracts,
$60 par of 5.50% Government National
Mortgage Assn. pledged as initial margin	9/06	1,376	12
Net payments (receipts) of variation
margin to date			(23)
Variation margin receivable (payable)
on open futures contracts			$1

†	Denominated in U.S. dollars unless otherwise noted
(1)	Variable Rate; rate shown is effective rate at period-end
(2)	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
(3)	All or a portion of this security is pledged to cover margin requirements on futures contracts at July 31, 2006.
(4)	Seven-day yield
(5)	Affiliated company - see Note 4
ARM	Adjustable Rate Mortgage
CMO	Collateralized Mortgage Obligation
IO	Interest-Only security for which the fund receives interest on notional principal
(par)
TBA	To Be Announced purchase commitment; TBAs totaled $1,048 (1.4% of net assets)
at period-end; see Note 2

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Summit GNMA Fund
Unaudited	July 31, 2006
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Summit Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Summit GNMA Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks a high level of income and maximum credit protection by investing at least 80% of net assets in GNMA securities backed by the full faith and credit of the U.S. government.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter (OTC) market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are stated at fair value, which is determined by using a matrix system that establishes a value for each security based on bid-side money market yields.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Financial futures contracts are valued at closing settlement prices.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Investment Transactions

Investment transactions are accounted for on the trade date.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Futures Contracts

The fund may invest in futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values and/or interest rates.

TBA Purchase Commitments

The fund may enter into to be announced (TBA) purchase commitments, pursuant to which it agrees to purchase mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for that security. With TBA transactions, the particular securities to be delivered are not identified at trade date; however, delivered securities must meet specified terms, including issuer, rate, and mortgage term, and be within industry-accepted "good delivery" standards. The fund generally enters into TBAs with the intention of taking possession of the underlying mortgage securities. Until settlement, the fund maintains cash reserves and liquid assets sufficient to settle its TBAs.

Dollar Rolls

The fund may enter into dollar roll transactions, pursuant to which it sells a mortgage-backed TBA or security and simultaneously purchases a similar, but not identical, TBA with the same issuer, rate, and terms. The fund may execute a "roll" to obtain better underlying mortgage securities or to enhance returns. The fund generally enters into dollar roll transactions with the intention of taking possession of the underlying mortgage securities, but may close a contract prior to settlement or "roll" settlement to a later date if deemed in the best interest of shareholders. Actual mortgages received by the fund may be less favorable than those anticipated.

NOTE 3 - FEDERAL INCOME TAXES

At July 31, 2006, the cost of investments for federal income tax purposes was $75,686,000. Net unrealized loss aggregated $1,607,000 at period-end, of which $299,000 related to appreciated investments and $1,906,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Funds pay no investment management fees. During the nine months ended July 31, 2006, dividend income from the T. Rowe Price Reserve Funds totaled $117,000, and the value of shares of the T. Rowe Price Reserve Funds held at July 31, 2006 and October 31, 2005 was $1,414,000 and $7,780,000, respectively.

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Summit Funds, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	September 15, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	September 15, 2006

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	September 15, 2006